Write-Downs of Long-Lived Assets - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2016 JPY (¥) Location	Mar. 31, 2015 JPY (¥) Location	Mar. 31, 2014 JPY (¥) Location
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 13,448	¥ 34,887	¥ 26,742
Write-downs of long-lived assets	13,448	34,887	23,421
Asset Held For Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	2,547
Land Undeveloped Or Under Construction Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	22	586	713
Land Undeveloped Or Under Construction
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses		2,797	3,787
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses		13,074	9,005
Building used for training facility in facilities operation business
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses			5,052
Information-related equipment in rental operation
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses			1,292
Golf Course Land Improvements
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses		7,737
Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 5,855	¥ 9,172	¥ 3,582
Number of impaired assets | Location	6	6	2
Impairment loss due to change in use			¥ 4,109
Office Building Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 2,183	¥ 4,805	¥ 1,445
Number of impaired assets | Location	5	3	5
Condominiums Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 780		¥ 988
Number of impaired assets | Location	1		1
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses		¥ 621
Number of impaired assets | Location		1
Commercial Facilities Other Than Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 1,559	¥ 3,832	¥ 2,976
Number of impaired assets | Location	3	3	2
Commercial Facilities Other Than Office Buildings Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 502		¥ 137
Number of impaired assets | Location	2		1
Aircraft
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 2,338